Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2020
Other Payables And Accrued Expenses Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 8:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2020	2019

Government authorities	$902	$564
Warranty provision	1,419	1,433
Provision for returns	1,759	721
Professional services	774	565
Accrued expenses	6,759	3,090

	$11,613	$6,373